Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest
Beginning balance at Dec. 31, 2014	$ 1,132,039	$ 20,689	$ 580,564	$ (23,747)	$ 420,879	$ (114,425)	$ 248,079
Beginning balance (in shares) at Dec. 31, 2014		35,006,621
Net income	226,524				172,929		53,595
Other comprehensive gain (loss)	(38,666)			(23,157)			(15,509)
Issuances of non-vested restricted shares of common stock (in shares)		200,479
Issuances of non-vested restricted shares of common stock		$ 100	(100)
Forfeitures of non-vested restricted shares of common stock (in shares)		(5,000)
Forfeitures of non-vested restricted shares of common stock		$ (2)	2
Common stock contribution to 401(k) plan	1,963	$ 9	1,954
Common stock contribution to 401(k) plan (in shares)		18,343
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		124,262
Stock issuances from exercise of stock options and employee stock purchase plan	8,632	$ 62	8,570
Retirement of common stock (in shares)		(33,212)
Retirement of common stock	(4,140)	$ (17)	(4,123)
Share-based compensation	13,233		13,233
Excess tax benefit from share-based compensation	2,422		2,422
Cash dividends declared and paid on Common and Class B common stock	(98,532)				(98,532)
Distributions to non-controlling interest	(39,754)						(39,754)
Ending balance at Dec. 31, 2015	1,203,721	$ 20,841	602,522	(46,904)	495,276	(114,425)	246,411
Ending balance (in shares) at Dec. 31, 2015		35,311,493
Net income	235,983				182,810		53,173
Other comprehensive gain (loss)	5,583			3,374			2,209
Issuances of non-vested restricted shares of common stock (in shares)		183,144
Issuances of non-vested restricted shares of common stock		$ 92	(92)
Forfeitures of non-vested restricted shares of common stock (in shares)		(26,000)
Forfeitures of non-vested restricted shares of common stock		$ (13)	13
Common stock contribution to 401(k) plan	2,348	$ 10	2,338
Common stock contribution to 401(k) plan (in shares)		20,045
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		72,482
Stock issuances from exercise of stock options and employee stock purchase plan	5,696	$ 36	5,660
Retirement of common stock (in shares)		(30,761)
Retirement of common stock	(4,018)	$ (15)	(4,003)
Share-based compensation	11,848		11,848
Cash dividends declared and paid on Common and Class B common stock	(127,604)				(127,604)
Decrease in non-controlling interest in Carrier Enterprise II	(42,909)		(25,936)				(16,973)
Distributions to non-controlling interest	(38,900)						(38,900)
Ending balance at Dec. 31, 2016	1,251,748	$ 20,951	592,350	(43,530)	550,482	(114,425)	245,920
Ending balance (in shares) at Dec. 31, 2016		35,530,403
Net income	257,290				208,221		49,069
Other comprehensive gain (loss)	14,918			9,309			5,609
Issuances of non-vested restricted shares of common stock (in shares)		176,899
Issuances of non-vested restricted shares of common stock		$ 88	(88)
Forfeitures of non-vested restricted shares of common stock (in shares)		(10,000)
Forfeitures of non-vested restricted shares of common stock		$ (5)	5
Common stock contribution to 401(k) plan	2,428	$ 8	2,420
Common stock contribution to 401(k) plan (in shares)		16,389
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		49,166
Stock issuances from exercise of stock options and employee stock purchase plan	5,287	$ 24	5,263
Retirement of common stock (in shares)		(32,804)
Retirement of common stock	(4,717)	$ (16)	(4,701)
Share-based compensation	13,536		13,536
Net proceeds from the sale of Common stock	247,433		220,448			26,985
Net proceeds from the sale of Common stock (in shares)		1,498,662
Cash dividends declared and paid on Common and Class B common stock	(164,147)				(164,147)
Investment in unconsolidated entity	12,720						12,720
Decrease in non-controlling interest in Carrier Enterprise II	(42,688)		(25,225)				(17,463)
Distributions to non-controlling interest	(42,831)						(42,831)
Ending balance at Dec. 31, 2017	$ 1,550,977	$ 21,050	$ 804,008	$ (34,221)	$ 594,556	$ (87,440)	$ 253,024
Ending balance (in shares) at Dec. 31, 2017		37,228,715